CONSOLIDATED STATEMENTS OF BALANCE SHEET (PARENTHETICAL) (USD $)	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS
Common Stock par value	$ 1.25	$ 1.25
Common Stock authorized	2,000,000	2,000,000
Common Stock issued	2,000,000	2,000,000
Common Stock outstanding	2,000,000	2,000,000